Investment Strategy	Dec. 24, 2025
Longview Advantage Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of unaffiliated Underlying Funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), rather than in securities of individual companies. The Fund invests primarily in Underlying Funds that are ETFs and invest in a broad set of U.S. dollar-denominated investment grade fixed income securities. These include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, mortgage- and asset-backed securities, and other debt instruments.

The Fund’s investment process uses an analytical framework to capture expected term and credit premiums. This includes an assessment of securities’ expected income and capital appreciation based on the shape of the yield curve, seeking securities with high expected returns.  The portfolio manager will use different Underlying Funds to target different parts of the yield and credit curves based on the expected return implied by those curves.

The Fund may seek to avoid receiving and reinvesting dividend income by avoiding purchasing Underlying Funds near their dividend date and temporarily rotating into different but similar Underlying Funds on the ex-dividend date of each Underlying Fund to avoid receiving a dividend distribution.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities or Underlying Funds that primarily invest in fixed income securities. Fixed income securities in which the Fund and Underlying Funds may invest include investment grade corporate bonds and notes issued by U.S. and foreign corporations, securities issued by U.S. and foreign governments and their agencies, instrumentalities, or sponsored corporations—including supranational organizations. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

The Fund expects to maintain a weighted average duration within 2 years of the weighted average duration of the Bloomberg U.S. Aggregate Bond Index, as calculated by the Adviser. Duration is used to assess the sensitivity of a security’s price to changes in interest rates. The Fund may invest more than 25% of its total assets in U.S. Treasury, federal agencies and instrumentalities obligations.

The Fund may also engage in securities lending. Collateral received by the Fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.

The Fund has elected to be and intends to qualify each year for treatments as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities or Underlying Funds that primarily invest in fixed income securities. Fixed income securities in which the Fund and Underlying Funds may invest include investment grade corporate bonds and notes issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations—including supranational organizations. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality. The Fund may invest more than 25% of its total assets in U.S. Treasury, federal agencies and instrumentalities obligations.
Longview Advantage Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of unaffiliated Underlying Funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), rather than in securities of individual companies. The Fund invests primarily in Underlying Funds that are ETFs and invest in a diverse group of real estate securities globally, in particular real estate investment trusts (“REITs”) and REIT-like entities.  The Fund may invest in multiple Underlying Funds to gain global real estate exposure.

The Fund’s investment process is to primarily use Underlying Funds to get market capitalization-weighted exposure to companies principally engaged in the real estate industry. The Fund may deviate from market capitalization weights based on factors such as leverage, momentum, or other factors the Adviser determines to be appropriate.

The Fund may seek to avoid receiving and reinvesting dividend income by avoiding purchasing Underlying Funds near their dividend date and temporarily rotating into different but similar Underlying Funds on the ex-dividend date of each Underlying Fund to avoid receiving a dividend distribution.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in REITS or Underlying Funds that principally invest in REITs and other companies engaged in the real estate industry. The Adviser generally considers a Fund to  be principally invested in the real estate industry if the underlying investments in the Underlying Fund (i) derive at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The Fund may also engage in securities lending. Collateral received by the Fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.

The Fund has elected to be and intends to qualify each year for treatment as a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in REITS or Underlying Funds that principally invest in REITs and other companies engaged in the real estate industry. The Adviser generally considers a Fund to be principally invested in the real estate industry if the underlying investments in the Underlying Fund (i) derive at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.